Deposits for flight equipment purchases - Summary of Deposits for Flight Equipment Purchases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Balance at beginning of year	$ 206,781	$ 211,844
Increase in purchase deposits	76,365	98,852
Capitalized interest	7,430	7,055	5,797
Capitalized expenses	222	2,099
Deposits applied against the purchase of flight equipment	(91,284)	(113,069)
Balance at end of the year	$ 199,514	$ 206,781	$ 211,844